Condensed Consolidating Financial Statements (Condensed Consolidating Statement Of Cash Flows) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 28, 2013	Dec. 29, 2012
Condensed Financial Statements, Captions [Line Items]
Cash Provided by (Used for) Operating Activities	$ 361	$ 190
Cash Flows From Investing Activities:
Additions to property, plant and equipment	(140)	(157)
(Purchases of)/ Proceeds from marketable securities, net	(1)	1
Other, net	(3)	4
Cash Used for Investing Activities	(144)	(152)
Cash Flows From Financing Activities:
Net change in debt	(373)	(11)
Purchases of Tyson Class A common stock	(159)	(115)
Dividends	(25)	(53)
Stock options exercised	12	19
Other, net	5	2
Net change in intercompany balances	0	0
Cash Used for Financing Activities	(540)	(158)
Effect of Exchange Rate Changes on Cash	3	0
Increase (Decrease) in Cash and Cash Equivalents	(320)	(120)
Cash and Cash Equivalents at Beginning of Year	1,145	1,071
Cash and Cash Equivalents at End of Period	825	951
TFI Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Cash Provided by (Used for) Operating Activities	(4)	21
Cash Flows From Investing Activities:
Additions to property, plant and equipment	(1)	(2)
(Purchases of)/ Proceeds from marketable securities, net	0	0
Other, net	0	0
Cash Used for Investing Activities	(1)	(2)
Cash Flows From Financing Activities:
Net change in debt	(367)	0
Purchases of Tyson Class A common stock	(159)	(115)
Dividends	(25)	(53)
Stock options exercised	12	19
Other, net	5	3
Net change in intercompany balances	539	126
Cash Used for Financing Activities	5	(20)
Effect of Exchange Rate Changes on Cash	0	0
Increase (Decrease) in Cash and Cash Equivalents	0	(1)
Cash and Cash Equivalents at Beginning of Year	0	1
Cash and Cash Equivalents at End of Period	0	0
TFM Parent, Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Cash Provided by (Used for) Operating Activities	284	234
Cash Flows From Investing Activities:
Additions to property, plant and equipment	(35)	(24)
(Purchases of)/ Proceeds from marketable securities, net	0	0
Other, net	1	0
Cash Used for Investing Activities	(34)	(24)
Cash Flows From Financing Activities:
Net change in debt	0	0
Purchases of Tyson Class A common stock	0	0
Dividends	0	0
Stock options exercised	0	0
Other, net	0	0
Net change in intercompany balances	(261)	(199)
Cash Used for Financing Activities	(261)	(199)
Effect of Exchange Rate Changes on Cash	0	0
Increase (Decrease) in Cash and Cash Equivalents	(11)	11
Cash and Cash Equivalents at Beginning of Year	21	9
Cash and Cash Equivalents at End of Period	10	20
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Cash Provided by (Used for) Operating Activities	81	(65)
Cash Flows From Investing Activities:
Additions to property, plant and equipment	(104)	(131)
(Purchases of)/ Proceeds from marketable securities, net	(1)	1
Other, net	(4)	4
Cash Used for Investing Activities	(109)	(126)
Cash Flows From Financing Activities:
Net change in debt	(6)	(11)
Purchases of Tyson Class A common stock	0	0
Dividends	0	0
Stock options exercised	0	0
Other, net	0	(1)
Net change in intercompany balances	(278)	73
Cash Used for Financing Activities	(284)	61
Effect of Exchange Rate Changes on Cash	3	0
Increase (Decrease) in Cash and Cash Equivalents	(309)	(130)
Cash and Cash Equivalents at Beginning of Year	1,124	1,061
Cash and Cash Equivalents at End of Period	815	931
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash Provided by (Used for) Operating Activities	0	0
Cash Flows From Investing Activities:
Additions to property, plant and equipment	0	0
(Purchases of)/ Proceeds from marketable securities, net	0	0
Other, net	0	0
Cash Used for Investing Activities	0	0
Cash Flows From Financing Activities:
Net change in debt	0	0
Purchases of Tyson Class A common stock	0	0
Dividends	0	0
Stock options exercised	0	0
Other, net	0	0
Net change in intercompany balances	0	0
Cash Used for Financing Activities	0	0
Effect of Exchange Rate Changes on Cash	0	0
Increase (Decrease) in Cash and Cash Equivalents	0	0
Cash and Cash Equivalents at Beginning of Year	0	0
Cash and Cash Equivalents at End of Period	$ 0	$ 0